INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Other receivables (Details) - USD ($)	Mar. 31, 2024	Jun. 30, 2023
Current
Taxes	$ 6,044,470	$ 6,113,764
Prepayments to suppliers	6,795,008	10,956,831
Reimbursements over exports		10,558
Prepaid expenses and other receivables	4,919,413	1,302,221
Miscellaneous	1,423,792	388,553
Other receivables	30,686,962	28,824,998
Non-current
Taxes	701,475	873,699
Reimbursements over exports	1,120,625	1,290,227
Loan receivables	230,000	230,000
Miscellaneous	22,138	152,315
Other receivables	2,074,238	2,546,241
Receivables for PP&E sales
Current
Other receivables		156,423
Shareholders and other related parties
Current
Other receivables	3,214,782	3,792,429
Joint ventures and associates
Current
Other receivables	$ 8,289,497	$ 6,104,219